Additional Cash Flow Information	12 Months Ended
Dec. 31, 2014
Additional Cash Flow Information
20. ADDITIONAL CASH FLOW INFORMATION
(a)	Supplemental cash flow disclosures
	The following amounts were included in cash flows from operations:
		Fiscal year Ended December 31,
		2014	2013	2012
	Royalties paid	88.8	99.9	112.4
	Income and mining taxes paid	105.3	298.2	334.1
	Interest paid before capitalization	103.8	89.4	68.6

(b)	Non cash-items
	Marked to market gain/(loss) of listed investments	6.9	(1.3)	18.7
	Sibanye Gold spin-off (refer note 9.1), excluding cash transferred	—	927.3	—
	Shares issued on acquisition of Barrick Yilgarn assets (refer note 3(b))	—	127.3	—
	Disposal of Yanfolila for acquisition of Hummingbird:	5.1	—	—
	Disposal of Yanfolila (refer note 3(c))	(16.0)	—	—
	Acquistion of investment in Hummingbird (refer note 3(c))	21.1	—	—